Related-Party Balances and Transactions - Schedule of Related-Party Balances (Details) ¥ in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 USD ($)
Amount due from related parties
Less: Allowance for credit loss		¥ (245)	¥ (481)
Total		13,349	13,252	$ 1,967
Related Party [Member]
Amount due from related parties
Total		13,349	13,252
Maas Inc. [Member]
Amount due from related parties
Total	[1]	¥ 13,594	¥ 13,733

[1]	Amount represents unsecured, interest-free loans due from related parties, which are repayable in two years. The loans were provided to supplement MAASE’s working capital.